1. Summary of Significant Accounting Policies: Restricted Cash: Schedule of Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Details
Cash and cash equivalents	$ 10,280	$ 30,566	$ 58,441
Restricted cash	3,746	4,678	2,672
Total cash, cash equivalents and restricted cash	$ 14,026	$ 35,244	$ 61,113